Events After the Reporting Period - Additional Information (Details)	3 Months Ended	12 Months Ended
	Apr. 01, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Share options granted | shares		2,986,547	2,403,660	1,500,887
weighted average exercise price | $ / shares		$ 3.4	$ 13.8	$ 6.6
Ordinary Share Options
Disclosure of non-adjusting events after reporting period [line items]
Share options granted | shares	1,607,787
weighted average exercise price | $ / shares	$ 1.26